Loans And Allowance For Credit Losses (Troubled Debt Restructurings By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	¥ 175,935	[1]	¥ 160,890	[1]
Troubled debt restructurings, Post-modification outstanding recorded investment	163,908	[1]	136,650	[1]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	6,176		13,740
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	126,396	[1],[2],[3]	114,940	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment	114,557	[1],[2],[3]	91,435	[1],[2],[3]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	2,780	[2],[3]	9,395	[2],[3]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	77,675	[1],[2],[3]	64,314	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment	65,836	[1],[2],[3]	40,809	[1],[2],[3]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,271	[2],[3]	3,070	[2],[3]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	3,824	[1],[2],[3]	1,444	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment	3,824	[1],[2],[3]	1,444	[1],[2],[3]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	14	[2],[3]	17	[2],[3]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	6,714	[1],[2],[3]	11,596	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment	6,714	[1],[2],[3]	11,596	[1],[2],[3]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	119	[2],[3]	1,096	[2],[3]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	9,881	[1],[2],[3]	9,860	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment	9,881	[1],[2],[3]	9,860	[1],[2],[3]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	263	[2],[3]	726	[2],[3]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	24,060	[1],[2],[3]	21,748	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment	24,060	[1],[2],[3]	21,748	[1],[2],[3]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	884	[2],[3]	2,364	[2],[3]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment			1	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment			1	[1],[2],[3]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	1,763	[1],[2],[3]	1,185	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment	1,763	[1],[2],[3]	1,185	[1],[2],[3]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	115	[2],[3]	1,477	[2],[3]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	1,277	[1],[2],[3]	2,445	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment	1,277	[1],[2],[3]	2,445	[1],[2],[3]
Troubled debt restructurings that subsequently defaulted, Recorded Investment			152	[2],[3]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	1,202	[1],[2],[3]	2,347	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment	1,202	[1],[2],[3]	2,347	[1],[2],[3]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	114	[2],[3]	493	[2],[3]
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	1,664	[1],[2],[3]	410	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment	1,664	[1],[2],[3]	410	[1],[2],[3]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	1,607	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment	1,607	[1],[2],[3]
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	15,831	[1],[2],[3]	17,324	[1],[2],[3]
Troubled debt restructurings, Post-modification outstanding recorded investment	15,831	[1],[2],[3]	17,324	[1],[2],[3]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	90	[2],[3]	389	[2],[3]
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	9,689	[1],[2],[4]	9,194	[1],[2],[4]
Troubled debt restructurings, Post-modification outstanding recorded investment	9,559	[1],[2],[4]	9,032	[1],[2],[4]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,848	[2],[4]	2,235	[2],[4]
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	11,507	[1],[2],[4]	19,022	[1],[2],[4]
Troubled debt restructurings, Post-modification outstanding recorded investment	11,476	[1],[2],[4]	18,449	[1],[2],[4]
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,458	[2],[4]	1,721	[2],[4]
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	9,241	[1],[2],[4]		[1],[2],[4]
Troubled debt restructurings, Post-modification outstanding recorded investment	9,214	[1],[2],[4]		[1],[2],[4]
Troubled debt restructurings that subsequently defaulted, Recorded Investment		[2],[4]		[2],[4]

[1]	For the six months ended September 30, 2014, the MUFG Group reported the amounts of TDRs which include only the first modification for those which are modified more than once during the same period, in place of the previously reported amounts which include accumulated loan modification activity, such as reduction in stated rate or extension of stated maturity date, that may occur on multiple occasions during the same period. The amounts for the six months ended September 30, 2013 were revised to conform to the current year presentation and enable comparisons between the relevant amounts for the six months ended September 30, 2013 and 2014, respectively.
[2]	For the six months ended September 30, 2013, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, whereas reduction in the stated rate and payment deferrals were the primary concession types in the Card and MUAH segments, respectively. For the six months ended September 30, 2014, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, reduction in the stated rate was the primary concession type in the Card and Krungsri segments and payment deferrals was the primary concession type in the MUAH segment.
[3]	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
[4]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.